Average Annual Total Returns - FidelityGlobalCommodityStockFund-RetailPRO - FidelityGlobalCommodityStockFund-RetailPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2023
Fidelity Global Commodity Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.71%
Past 5 years	10.53%
Past 10 years	4.81%
Fidelity Global Commodity Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.20%
Past 5 years	9.98%
Past 10 years	4.37%
Fidelity Global Commodity Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.64%
Past 5 years	8.31%
Past 10 years	3.75%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	5.61%
Past 10 years	8.38%
MS404
Average Annual Return:
Past 1 year	14.52%
Past 5 years	7.79%
Past 10 years	4.11%